Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating Activities:
Net Income	$ 150,577	$ 122,159	$ 97,294
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	25,268	18,344	14,661
Consumer loan loss provisions	17,833	15,087	11,588
Deferred taxes	2,761	13,663	(1,287)
(Gain) loss on sale or disposal of assets	(1)	309	1,528
Stock compensation	6,714	13,208	4,512
Income from investments in unconsolidated affiliates	(17,400)	(16,237)	(10,750)
Changes in operating assets and liabilities, net of business acquisitions:
Service charges and fees receivable, net	(5,359)	(2,998)	(4,312)
Inventory, net	(4,017)	(6,815)	(2,144)
Prepaid expenses, other current assets, and other assets, net	(12,322)	(12,445)	(6,277)
Accounts payable and accrued expenses	4,347	5,411	15,592
Customer layaway deposits	218	(95)	1,824
Deferred gains and other long-term liabilities	(8,782)	(412)	(736)
Excess tax benefit from stock compensation	(1,602)	(3,230)	(1,861)
Income taxes receivable/payable	(7,787)	44	5,093
Dividends from unconsolidated affiliates	5,560	7,274	3,841
Net cash provided by operating activities	156,008	153,267	128,566
Investing Activities:
Loans made	(802,896)	(649,249)	(545,579)
Loans repaid	520,193	404,392	335,832
Recovery of pawn loan principal through sale of forfeited collateral	240,381	205,662	174,224
Additions to property and equipment	(45,796)	(34,122)	(25,741)
Acquisitions, net of cash acquired	(128,647)	(67,920)	(21,837)
Investments in unconsolidated affiliates	0	0	(59,188)
Proceeds on disposal of assets	0	0	1,347
Net cash used in investing activities	(216,765)	(141,237)	(140,942)
Financing Activities:
Proceeds from exercise of stock options	649	397	1,602
Excess tax benefit from stock compensation	1,602	3,230	1,861
Debt issuance costs	(3,225)	(2,397)	3
Taxes paid related to net share settlement of equity awards	(1,184)	(7,484)	0
Change in restricted cash	(5,482)	0	0
Proceeds on revolving line of credit	792,927	164,500	63,050
Payments on revolving line of credit	(695,077)	(147,000)	(63,050)
Proceeds from bank borrowings	2,461	0	0
Payments on bank borrowings and capital lease obligations	(8,496)	(25,004)	(10,000)
Net cash provided by (used in) financing activities	84,175	(13,758)	(6,534)
Effect of exchange rate changes on cash and cash equivalents	1,090	(157)	0
Change in cash and equivalents	24,508	(1,885)	(18,910)
Cash and cash equivalents at beginning of period	23,969	25,854	44,764
Cash and cash equivalents at end of period	48,477	23,969	25,854
Cash paid during the period for:
Interest	2,480	1,147	913
Income taxes	83,010	55,124	50,631
Non-cash Investing and Financing Activities:
Pawn loans forfeited and transferred to inventory	248,090	215,188	177,821
Issuance of common stock due to acquisitions	17,984	7,304	(31)
Contingent consideration	23,432	0	0
Deferred consideration	938	0	0
Issuance of common stock to 401(k) plan	$ 459	$ 377	$ 260